Operating segments - Major customers (Details) - customer	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments
Number of customers exceeding ten percent of revenue	1	0	0
Major customer One | PS
Disclosure of operating segments
Percentage of entity's revenue	10.30%